Asset Retirement Obligations (Details) - USD ($)			12 Months Ended
	May 24, 2024	May 15, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations [Line Items]
Additional layer of ARO totaling (in Dollars)				$ 12,900,000
Asset retirement obligation (in Dollars)			$ 17,833,000	$ 13,937,000
BGL [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Retirement Obligations [Line Items]
Remaining term	18 years 3 months 18 days	18 years 3 months 18 days
Risk-free discount rate percentage	12.50%	12.50%
Inflation rate	4.65%	4.65%
Market risk premium rate	5.50%	5.50%
BGL [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Retirement Obligations [Line Items]
Remaining term				18 years 8 months 12 days
Risk-free discount rate percentage				11.00%
Inflation rate				4.91%
Market risk premium rate				5.00%
BGL [Member] | Fair Value, Inputs, Level 3 [Member]
Asset Retirement Obligations [Line Items]
Remaining term			18 years 8 months 12 days
Risk-free discount rate percentage			13.00%
Inflation rate			4.86%
Market risk premium rate			5.00%
BGL’s [Member]
Asset Retirement Obligations [Line Items]
Accretion expense (in Dollars)			$ 1,910,000	$ 1,037,000
Additional layer of ARO totaling (in Dollars)			$ 1,986,000	$ 0